INCOME TAX	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAX
NOTE 11 - INCOME TAX

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Current tax expense	(54)	(22)	(26)
Deferred tax (expense) / benefit	(13)	127	(29)
Income tax (expense) / benefit	(67)	105	(55)
The Group’s effective tax rate reconciliation is as follows:

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Income before tax	196	203	317
Statutory tax rate applicable to the parent company	25.8%	25.8%	28.4%
Income tax expense calculated at statutory tax rate	(51)	(52)	(90)

Effect of foreign tax rate (A)	3	3	15
Changes in recognized and unrecognized deferred tax assets (B)	(7)	154	24
Change in tax laws and rates (C)	(8)	—	—
Other (D)	(4)	—	(4)
Income tax (expense) / benefit	(67)	105	(55)
Effective income tax rate	34%	(52)%	17%
(A)For the years ended December 31, 2023, 2022 and 2021, the effect of foreign tax rate resulted from the geographical mix of our pre-tax results.
(B)For the year ended December 31, 2023 the changes in recognized and unrecognized deferred tax assets mainly related to the non-recognition of tax losses in Switzerland. For the year ended December 31, 2022, the changes in recognized and unrecognized deferred tax assets mainly related to the recognition of previously unrecognized deferred tax assets at one of our main operating entities in the United States for €154 million (see NOTE 17 - Deferred Income Taxes). For the year ended December 31, 2021, the changes mainly related to the recognition of deferred tax assets on temporary differences at one of our main operating entities in the United States.
(C)For the year ended December 31, 2023 the changes in tax laws and rates relate mainly to the change of composite tax rate in the United States tax jurisdiction.
(D)In the year ended December 31, 2023, the Group recorded an out-of-period adjustment which reduced deferred tax assets in one of our entities in Switzerland and increased income tax expense by €6 million.
NOTE 17 - DEFERRED INCOME TAXES
Recognized Deferred Tax Assets

	At December 31,
(in millions of Euros)	2023	2022
Deferred income tax assets	252	271
Deferred income tax liabilities	(28)	(28)
Net deferred income tax assets	224	243

	At January 1, 2023	Recognized in		FX	At December 31, 2023
(in millions of Euros)		Profit or loss	OCI
Long-term assets	(102)	(15)		2	(115)
Inventories	(2)	(3)			(5)
Pensions	78	(1)	2	(1)	78
Derivative valuation	4	1	(1)		4
Tax losses carried forward	190	(13)		(6)	171
Other (A)	75	17		(2)	90
Net deferred income tax assets	243	(13)	1	(7)	224
(A)At December 31, 2023, Other primarily related to temporary differences arising from provisions and interest expense which will become tax-deductible in future periods.

	At January 1, 2022	Reclassified as held for sale	Recognized in		FX	At December 31, 2022
(in millions of Euros)			Profit or loss	OCI
Long-term assets	(124)	(2)	31	—	(7)	(102)
Inventories	3	—	(4)	—	(1)	(2)
Pensions	119	—	(10)	(35)	4	78
Derivative valuation	(6)	—	8	2	—	4
Tax losses carried forward	117	—	67	—	6	190
Other (A)	39	—	35	—	1	75
Net deferred income tax assets	148	(2)	127	(33)	3	243
(A)At December 31, 2022, Other primarily related to temporary differences arising from provisions and interest expense which will become tax-deductible in future periods.
Unrecognized Deferred Tax Assets
Based on the expected taxable income of the entities, the Group believed that it was more likely than not that a total of €193 million and €199 million at December 31, 2023 and 2022, respectively, of unused tax losses and deductible temporary differences, would not be used. Consequently, the corresponding net deferred tax assets were not recognized. The related tax impact of €40 million and €48 million at December 31, 2023 and 2022, respectively, was attributable to the following:

	At December 31,
(in millions of Euros)	2023	2022
Expiring within 5 years	(5)	(5)
Expiring after 5 years and limited	(9)	(5)
Unlimited	(6)	(21)
Tax losses	(20)	(31)
Long-term assets	(3)	(2)
Pensions	(4)	(3)
Other	(13)	(12)
Deductible temporary differences	(20)	(17)
Total	(40)	(48)
Recognition of Deferred Tax Assets
Some deferred tax assets in respect of temporary differences and unused tax losses were recognized without being offset by deferred tax liabilities.
In accordance with the accounting policies described in note 2.6 of the Consolidated Financial Statements, a detailed assessment was performed on net deferred tax asset recovery at December 31, 2023, with specific focus on tax jurisdictions with unused tax losses carried forward. Management considered that the tax losses that generated the deferred tax assets were not expected to be recurring and did not challenge the profitable long-term structure of its business model. In addition, tax planning opportunities are available to increase the taxable profit and the use of the long-term limited and unlimited tax losses.
In the year ended December 31, 2022, management determined that it is more likely than not that future earnings will be sufficient to realize these previously unrecognized deferred tax assets. In making this determination management considered all available positive and negative evidence including historical results as well as forecasted profitability supported by revised projections from the Group’s latest long-term plan. Accordingly, the Group recognized a deferred tax asset and a corresponding income tax benefit of €154 million in the year ended December 31, 2022.
Management concluded that it was more likely than not that the net deferred tax asset balance of €224 million and €243 million at December 31, 2023 and 2022, respectively, would be recoverable.